UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number: 028-11031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 8, 2012

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 06-30-12
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    64
Form 13F Information Table Value Total:     $190,373 (x$1000)

List of Other Included Managers: None

    				     		                            	                      < C>
Name of Issuer                                 Class   Cusip        Market         Shares    Inv Auth  Mngr      Voting Auth
3M                                             Common  88579Y101    6670.72        74450     Sole                     74450
AT&T                                           Common  00206R102    3789.945       106280    Sole                    106280
Abbott Laboratories                            Common  002824100    246.598        3825      Sole                      3825
Accenture                                      Common  G1151C101    3923.877       65300     Sole                     65300
Acme Packet                                    Common  004764106    617.781        33125     Sole                     33125
American Tower                                 Common  03027x100    2803.391       40100     Sole                     40100
Automatic Data Processing                      Common  053015103    5655.056       101600    Sole                    101600
BP P.L.C.                                      Common  055622104    4930.759       121627    Sole                    121627
Barrick Gold                                   Common  067901108    320.885        8541      Sole                      8541
Bristol Myers Squibb                           Common  110122108    207.683        5777      Sole                      5777
Chevron                                        Common  166764100    768.04         7280      Sole                      7280
Chubb                                          Common  171232101    7512.111       103160    Sole                    103160
Cisco Systems                                  Common  17275R102    2814.335       163910    Sole                    163910
Citrix Systems                                 Common  177376100    499.443        5950      Sole                      5950
Clorox                                         Common  189054109    4845.98        66878     Sole                     66878
Coca Cola                                      Common  191216100    1190.443       15225     Sole                     15225
Colgate Palmolive                              Common  194162103    4925.491       47315     Sole                     47315
ConocoPhillips                                 Common  20825C104    2793.497       49991     Sole                     49991
Deere                                          Common  244199105    226.436        2800      Sole                      2800
Dow Chemical                                   Common  260543103    5714.1         181400    Sole                    181400
DuPont                                         Common  263534109    736.754        14569     Sole                     14569
Eli Lilly                                      Common  532457108    353.578        8240      Sole                      8240
Emerson Electric                               Common  291011104    2502.51        53725     Sole                     53725
Express Scripts                                Common  30219g108    850.068        15226     Sole                     15226
Exxon Mobil                                    Common  30231G102    5728.74        66948     Sole                     66948
F5 Networks                                    Common  315616102    919.437        9235      Sole                      9235
General Electric                               Common  369604103    2725.622       130788    Sole                    130788
General Mills                                  Common  370334104    3879.051       100650    Sole                    100650
HCP                                            Common  40414l109    264.9          6000      Sole                      6000
Hartford Financial                             Common  416515104    464.198        26330     Sole                     26330
Hershey Foods                                  Common  427866108    6692.307       92910     Sole                     92910
Intel                                          Common  458140100    6592.864       247387    Sole                    247387
International Business Machines                Common  459200101    2174.85        11120     Sole                     11120
International Flavors & Fragrances             Common  459506101    6947.27        126775    Sole                    126775
J.P. Morgan Chase                              Common  46625H100    851.303        23826     Sole                     23826
Johnson & Johnson                              Common  478160104    5039.908       74599     Sole                     74599
Linear Technology                              Common  535678106    3657.777       116750    Sole                    116750
Medtronic                                      Common  585055106    5143.344       132800    Sole                    132800
Merck                                          Common  58933Y105    7732.267       185204    Sole                    185204
Microsoft                                      Common  594918104    434.378        14200     Sole                     14200
Newmont Mining                                 Common  651639106    5937.624       122400    Sole                    122400
NextEra Energy, Inc.                           Common  65339f101    485.11         7050      Sole                      7050
Northern Trust                                 Common  665859104    5353.737       116335    Sole                    116335
Novartis AG (ADR)                              Common  66987v109    4272.157       76425     Sole                     76425
PepsiCo                                        Common  713448108    4420.631       62562     Sole                     62562
Pfizer                                         Common  717081103    6019.997       261739    Sole                    261739
Phillips 66                                    Common  718546104    788.752        23729     Sole                     23729
Procter & Gamble                               Common  742718109    7131.705       116436    Sole                    116436
Progress Energy                                Common  743263105    1455.031       24182     Sole                     24182
QEP Resources                                  Common  74733V100    499            16650     Sole                     16650
Questar                                        Common  748356102    827.099        39650     Sole                     39650
Royal DutchShell Class A ADR                   Common  780259206    558.927        8289      Sole                      8289
Schlumberger Ltd                               Common  806857108    3153.652       48585     Sole                     48585
Sherwin Williams                               Common  824348106    264.7          2000      Sole                      2000
Sigma Aldrich                                  Common  826552101    4705.644       63650     Sole                     63650
Sysco                                          Common  871829107    4885.859       163900    Sole                    163900
The Scotts Company                             Common  810186106    3727.528       90650     Sole                     90650
Union Pacific                                  Common  907818108    369.861        3100      Sole                      3100
United Parcel Service                          Common  911312106    6298.831       79975     Sole                     79975
Verizon                                        Common  92343V104    1064.427       23952     Sole                     23952
Wal-Mart Stores                                Common  931142103    259.358        3720      Sole                      3720
Walgreen                                       Common  931422109    3339.286       112890    Sole                    112890
Wells Fargo                                    Common  949746101    249.964        7475      Sole                      7475
Xerox                                          Common  984121103    157.4          20000     Sole                     20000
                                                                    190373.977

























































































































































































































































































































































